Nature of Business and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Prior Year Misstatements Corrected in Current Year Financial Statements

The following table presents the effect of the correction of prior year information and the impact on the Predecessor’s balance sheet for the year ended December 31, 2011:

	As of December 31, 2011
	As Previously
	Reported	Adjustments	As Restated

Stockholders’ equity:
Common stock - number of shares issued and outstanding	60,195	39,805	100,000

Common stock	$1,543,406	$1,020,594	$2,564,000
Additional paid-in capital	$(1,008,356)	$(1,020,594)	$(2,028,950)